S000097968 [Member] Expense Example - Man Active Emerging Markets Equity ETF - Man Active Emerging Markets Equity ETF	Dec. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271